STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ (6,267,775)	$ 3,983		$ 12,201,959	$ (18,473,717)
Balance, shares at Dec. 31, 2013		39,828,881
Shares issued for services	458,000	377		457,623
Shares issued for services, shares	4,500,000	3,769,539
Shares issued for compensation	6,469,857	4,650		6,465,207
Shares issued for compensation, shares		46,499,155
Shares issued for conversion of notes payable	3,058	2		3,056
Shares issued for conversion of notes payable, shares		19,113
Shares issued for purchase of gaming equipment	376,237	1,745		374,492
Shares issued for purchase of gaming equipment, shares		17,450,535
Net loss	(911,857)				(911,857)
Balance at Mar. 31, 2014	$ 127,520	$ 10,757		$ 19,502,337	$ (19,385,574)
Balance, shares at Mar. 31, 2014		107,567,223